Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 1,063,137
Less: allowance for doubtful accounts		(2,160)
Accounts receivable from related parties, net		1,060,977
Jinmo [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 1,063,137